Capital Stock, Treasury Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2023
Federal Home Loan Banks [Abstract]
Capital Stock, Treasury Stock and Additional Paid-in Capital
11. Capital Stock, Treasury Stock and Additional
Paid-in
Capital
The amounts shown in the accompanying consolidated balance sheets as additional paid-in
capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.

In May 2023, the Company’s Board of Directors authorized the repurchase of up to

$
15,000,000
of shares of the Company’s common stock, and in October 2023 a
$
10,000,000
increase to this repurchase program for a total aggregate amount of
 $
25,000,000
. For the year ended December 31, 2023, the Company completed the repurchase of 3,875,855 common shares paying a total amount of $19,080,456. These shares are held as treasury stock by the Company. During the period from January 1, 2024 to April 26, 2024, 51,200 common shares have been repurchased.
For the years ended December 31, 2021 and 2022, the Company did not make any repurchase of its common shares.